Average Annual Total Returns - Victory RS Small Cap Growth Equity VIP Series	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class I After Taxes on Distributions 1 Year	Class I After Taxes on Distributions 5 Years	Class I After Taxes on Distributions 10 Years	Class I After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) 10 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	38.06%	19.77%	16.55%	33.31%	16.63%	13.57%	25.55%	15.36%	12.92%	34.63%	16.36%	13.48%	19.96%	13.26%	11.20%